Financial risk management objectives and policies - Aging of Trade Receivables (Details) - Carrying value - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Trade and other current receivables [Line Items]
Trade accounts receivable	$ 19.7	$ 9.7
Credit card receivables	1.6	3.0
Current trade and credit card receivables	21.3	12.7
Credit risk
Trade and other current receivables [Line Items]
Trade accounts receivable	19.7	9.7
Credit card receivables	1.6	3.0
Current trade and credit card receivables	21.3	12.7
Credit risk | Current
Trade and other current receivables [Line Items]
Trade accounts receivable	12.9	4.3
Credit card receivables	1.6	3.0
Current trade and credit card receivables	14.5	7.3
Credit risk | 30 days
Trade and other current receivables [Line Items]
Trade accounts receivable	4.7	2.8
Credit card receivables	0.0	0.0
Current trade and credit card receivables	4.7	2.8
Credit risk | 31-60 days
Trade and other current receivables [Line Items]
Trade accounts receivable	0.5	1.0
Credit card receivables	0.0	0.0
Current trade and credit card receivables	0.5	1.0
Credit risk | 60 days
Trade and other current receivables [Line Items]
Trade accounts receivable	1.6	1.6
Credit card receivables	0.0	0.0
Current trade and credit card receivables	$ 1.6	$ 1.6